Description of Business (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (the “SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes for the year ended December 31, 2012 included in this prospectus. The unaudited condensed consolidated balance sheet as of December 31, 2012 has been derived from the audited consolidated financial statements at that date.

In the opinion of management, such unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, and cash flows for the interim periods, but are not necessarily indicative of the results of operations for the year ending December 31, 2013 or any future period due to the seasonal nature of the Company’s operations. Based upon historical results, the Company typically generates its highest revenues in the second and third quarters of each year and incurs a net loss in the first and fourth quarters, in part because six of its theme parks are only open for a portion of the year.

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, including SEA. All intercompany accounts have been eliminated in consolidation.

Basis of Presentation and Principles of Consolidation—The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany accounts have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements and related disclosures in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions include, but are not limited to, the accounting for self-insurance, deferred tax assets, deferred revenue, equity compensation and the valuation of goodwill and other indefinite-lived intangible assets. Actual results could differ from those estimates.

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities, revenues and expenses, and disclosure of contingencies during the reporting period. Significant estimates are deferred revenue and the valuation of self-insurance, deferred tax assets, and goodwill and other indefinite-lived intangible assets. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents—Cash and cash equivalents include cash held at financial institutions as well as operating cash onsite at each theme park to fund daily operations and amounts due from third-party credit card companies. The amounts due from third-party credit card companies totaled $15,076 and $13,165 at December 31, 2012 and 2011, respectively. The cash balances in non-interest bearing accounts held at financial institutions are fully insured by the Federal Deposit Insurance Corporation (“FDIC”) through December 31, 2012. Interest bearing accounts are insured up to $250. At times, cash balances may exceed federally insured amounts and potentially subject the Company to a concentration of credit risk. Management believes that no significant concentration of credit risk exists with respect to these cash balances because of its assessment of the creditworthiness and financial viability of the respective financial institutions.

Accounts Receivable-Net

Accounts Receivable—Net—Accounts receivable are reported at net realizable value and consist primarily of amounts due from customers for the sale of admission products. The Company is not exposed to a significant concentration of credit risk. The Company does record an allowance for estimated uncollectible receivables, based on the amount and status of past-due accounts, contractual terms of the receivables, and the Company’s history of uncollectible accounts. For all periods presented, the allowance for uncollectible accounts and the related provision were insignificant.

Inventories

Inventories—Inventories are stated at the lower of cost or market value with the cost being determined by the weighted average cost method. Inventories consist primarily of products for resale, including merchandise, culinary items, and miscellaneous supplies. Obsolete or excess inventories are recorded at their estimated realizable value.

Restricted Cash		Restricted Cash—Restricted cash is recorded in other current assets and consists of funds received from strategic partners for use in approved marketing and promotional activities.
Property and Equipment-Net

Property and Equipment—Net—Property and equipment are recorded at cost; the cost of routine maintenance, repairs, spare parts and minor renewals is expensed as incurred. Internal development costs associated with rides and equipment are capitalized after feasibility studies have been completed and substantially all product development is complete. The cost of the assets is depreciated using the straight-line method based on the following estimated useful lives:

Land improvements	10–40 years
Buildings	5–40 years
Rides and equipment	3–15 years
Animals	1–40 years

Material costs to purchase animals exhibited in the theme parks are capitalized and amortized over their estimated remaining productive lives (1-40 years). In-house animal breeding costs are expensed as they are incurred since they are insignificant to the consolidated financial statements. All costs (including training) to maintain the animals after they are placed into service at the parks are expensed as incurred. Construction in process assets consist primarily of rides and other attractions that are under construction and have not yet been placed in service. These assets are stated at cost and are not depreciated. Once construction of assets is completed and the assets are placed into service, assets are reclassified to the appropriate asset class based on their nature and depreciated in accordance with the useful lives above. Interest is capitalized on major construction projects. Total interest capitalized for the years ended December 31, 2012 and 2011, was $5,791 and $5,600, respectively.

Computer System Development Costs

Computer System Development Costs—The Company capitalizes computer system development costs that meet established criteria and amortizes those costs to expense on a straight-line basis over five years. The capitalized costs related to the computer system development costs were $2,694 and $2,009 for the years ended December 31, 2012 and 2011, respectively, and are recorded in other assets in the accompanying consolidated balance sheets. Computer system development costs not meeting the proper criteria for capitalization, including systems reengineering costs, are expensed as incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets—All long-lived assets are reviewed for impairment upon the occurrence of events or changes in circumstances that would indicate that the carrying value of the assets may not be recoverable. An impairment loss may be recognized when estimated undiscounted future cash flows expected to result from the use of the asset, including disposition, are less than the carrying value of the asset. The measurement of the impairment loss to be recognized is based upon the difference between the fair value and the carrying amounts of the assets. Fair value is generally determined based upon a discounted cash flow analysis. In order to determine if an asset has been impaired, assets are grouped and tested at the lowest level for which identifiable independent cash flows are available (generally a theme park). No impairment losses were recognized during the years ended December 31, 2012, 2011, and 2010.

Goodwill and Indefinite-Lived Intangible Assets

Goodwill and Indefinite-Lived Intangible Assets—Goodwill and indefinite-lived intangible assets are not amortized, but instead reviewed for impairment at least annually on December 1, with ongoing recoverability based on applicable reporting unit performance and consideration of significant events or changes in the overall business environment.

In assessing goodwill for impairment, the Company will initially evaluate qualitative factors to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The Company considers several factors, including macroeconomic conditions, industry and market conditions, overall financial performance of the reporting unit, changes in management, strategy or customers, and relevant reporting unit specific events such as a change in the carrying amount of net assets, a more-likely-than-not expectation of selling or disposing all, or a portion, of a reporting unit, and the testing for recoverability of a significant asset group within a reporting unit. If this qualitative assessment results in a conclusion that it is more likely than not that the fair value of a reporting unit exceeds the carrying value, then no further testing is performed for that reporting unit. If the qualitative assessment is not conclusive and it is necessary to calculate the fair value of a reporting unit, then the impairment analysis for goodwill is performed at the reporting unit level using a two-step approach. The first step is a comparison of the fair value of the reporting unit, determined using future cash flow analysis, to its recorded amount. If the recorded amount exceeds the fair value, the second step quantifies any impairment write-down by comparing the current implied value of goodwill to the recorded goodwill balance. The Company’s indefinite-lived intangible assets consist of certain trade names which, after considering legal, regulatory, contractual, and other competitive and economic factors, are determined to have indefinite lives and are valued annually using the relief from royalty method. The Company performed its annual impairment test of goodwill and indefinite lived assets on December 1, 2012 and 2011, and found no impairments.

Other Intangible Assets

Other Intangible Assets—The Company’s other intangible assets consist primarily of certain trade names, relationships with ticket resellers, and a favorable lease asset. These intangible assets are amortized on the straight-line basis over their estimated remaining lives.

Self-Insurance Reserves

Self-Insurance Reserves—Reserves are recorded for the estimated amounts of guest and employee claims and expenses incurred each period that are not covered by insurance. Reserves are established for both identified claims and incurred but not reported (“IBNR”) claims. Such amounts are accrued for when claim amounts become probable and estimable. Reserves for identified claims are based upon the Company’s historical claims experience and third-party estimates of settlement costs. Reserves for IBNR claims are based upon the Company’s claims data history, as well as industry averages. The Company maintains self-insurance reserves for healthcare, auto, general liability and workers compensation claims. Total claims reserves were $23,509 and $23,189 at December 31, 2012 and 2011, respectively, and are recorded in other accrued expenses and other liabilities. All reserves are periodically reviewed for changes in facts and circumstances and adjustments are made as necessary.

Debt Financing Costs		Debt Financing Costs—Direct costs incurred in issuance of long-term debt are being amortized to interest expense using the effective interest method over the term of the related debt.
Revenue Recognition

Revenue Recognition—The Company recognizes revenue upon admission into a park or when products are delivered to customers. For season passes and other multi-use admissions, deferred revenue is recorded and the related revenue is recognized over the terms of the admission product and its related use. Deferred revenue includes a current and long-term portion. At December 31, 2012 and 2011, long-term deferred revenue of $6,315 and $8,109, respectively, is included in other liabilities in the accompanying consolidated balance sheets. The Company has entered into agreements with certain external theme park, zoo, and other attraction operators to jointly market and sell admission products. These joint products allow admission to both a Company park and an external park, zoo or other attraction. The agreements with the external parks, specify the allocation of revenue to the Company from any jointly sold products. The Company’s portion of revenue is deferred and recognized upon admission. The Company barters theme park admission products and sponsorship opportunities for advertising, employee recognition awards, and various other services. The fair value of the admission products is recognized into revenue and related expense at the time of the exchange and approximates the fair value of the goods or services received. For the years ended December 31, 2012, 2011, and 2010, $19,628, $19,734, and $17,149, respectively, were included within admissions revenue and selling, general, and administrative expenses in the accompanying consolidated statements of operations and comprehensive income (loss) related to bartered ticket transaction

Advertising and Promotional Costs

Advertising and Promotional Costs—Advertising production costs are deferred and expensed the first time the advertisement is shown. Advertising and media costs are expensed as incurred and for the years ended December 31, 2012, 2011, and 2010, totaled approximately $116,712, $113,300, and $122,600, respectively, and are included in selling, general, and administrative expenses in the accompanying consolidated statements of operations and comprehensive income (loss).

Equity-Based Compensation

Equity-Based Compensation—The Company measures the cost of employee services rendered in exchange for share-based compensation based upon the grant date fair market value. The cost is recognized over the requisite service period, which is generally the vesting period.

Income Taxes

Income Taxes—Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is established for deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized. Realization is dependent on generating future taxable income or the reversal of deferred tax liabilities during the periods in which those temporary differences become deductible. The Company evaluates its tax positions by determining if it is more likely than not a tax position is sustainable upon examination, based upon the technical merits of the position, before any of the benefit is recorded for financial statement purposes. The benefit is measured as the largest dollar amount of position that is more likely than not to be sustained upon settlement. Previously recorded benefits that no longer meet the more-likely than not threshold are charged to earnings in the period that the determination is made. Interest and penalties accrued related to uncertain positions are charged to the provision/benefit for income taxes.

Fair Value Measurements

Fair Value Measurements—Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.

An entity is permitted to measure certain financial assets and financial liabilities at fair value with changes in fair value recognized in earnings each period. The Company has not elected to use the fair value option for any of its financial assets and financial liabilities that are not already recorded at fair value. Carrying values of financial instruments classified as current assets and current liabilities approximate fair value, due to their short-term nature.

A description of the Company’s policies regarding fair value measurement is summarized below.

Fair Value Hierarchy—Fair value is determined for assets and liabilities, which are grouped according to a hierarchy, based upon significant levels of observable or unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. This hierarchy requires the use of observable market data when available. These two types of inputs have created the following fair value hierarchy:

Level 1—Quoted prices for identical instruments in active markets.

Level 2—Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Determination of Fair Value—The Company generally uses quoted market prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access to determine fair value, and classifies such items in Level 1. Fair values determined by Level 2 inputs utilize inputs other than quoted market prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted market prices in active markets for similar assets or liabilities, and inputs other than quoted market prices that are observable for the asset or liability. Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. If quoted market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters, such as interest and currency rates, and the like. Assets or liabilities valued using such internally generated valuation techniques are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified in Level 3 even though there may be some significant inputs that are readily observable.

Segment Reporting

Segment Reporting—The Company maintains discrete financial information for each of its eleven theme parks, which is used by the Chief Operating Decision Maker (“CODM”), identified as the Chief Executive Officer, as a basis for allocating resources. Each theme park has been identified as an operating segment and meets the criteria for aggregation due to similar economic characteristics. In addition, all of the theme parks provide similar products and services and share similar processes for delivering services. The theme parks have a high degree of similarity in the workforces and target the same consumer group. Accordingly, based on these economic and operational similarities and the way the CODM monitors the operations, the Company has concluded that its operating segments may be aggregated and that it has one reportable segment.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities—During fiscal year 2012, the Company entered into certain derivative transactions, as detailed in Note 14, and elected the related derivative instruments and hedging activities accounting policy described herein. Accounting Standards Codification Topic (“ASC”) 815, Derivatives and Hedging, provides the disclosure requirements for derivatives and hedging activities with the intent to provide users of financial statements with an enhanced understanding of: (a) how and why an entity uses derivative instruments, (b) how the entity accounts for derivative instruments and related hedged items, and (c) how derivative instruments and related hedged items affect an entity’s financial position, results of operations and cash flows. Further, qualitative disclosures are required that explain the Company’s objectives and strategies for using derivatives, as well as quantitative disclosures about the fair value of, and gains and losses on, derivative instruments, and disclosures about credit-risk-related contingent features in derivative instruments.

As required by ASC 815, the Company records all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.

Recently Issued Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-02, “Reporting Amounts Reclassified Out of Accumulated Other Comprehensive Income,” which amends Accounting Standards Codification (“ASC”) 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. Additionally, entities are required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. The amended guidance does not change the current requirements for reporting net income or other comprehensive income. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. The adoption of ASU No. 2013-02 did not have a significant impact on the Company’s condensed consolidated financial statements.